Inventories (Tables)	12 Months Ended
Dec. 31, 2023
Inventories
Schedule of inventories

	2023	2022
Crude oil (1)	4,715,047	5,971,109
Fuels and petrochemicals (2)	2,356,585	3,241,154
Materials for goods production	3,130,816	2,667,771
	10,202,448	11,880,034
(1)	The variation is mainly due to higher consumption of crude oil inventories due to higher loads and processing of intermediate streams.
(2)	The variation is mainly due to the lower level of imported product due to better operations in refineries, which reduces the weighted valuation.

Schedule of changes of the allowances for losses

	2023	2022	2021
Opening balance	(128,797)	(127,662)	(109,549)
Additions	(23,373)	(18,236)	(58,437)
Increase due to business combination	—	—	(2,837)
Foreign currency translation	6,873	(3,591)	(1,449)
Other	(44,581)	20,692	44,610
Closing balance	(189,878)	(128,797)	(127,662)